Expenses by Nature - Summary of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Raw material used, changes in inventories and others	₩ 42,857,995	₩ 46,179,074	₩ 54,670,367
Employee benefits	5,075,621	4,660,771	4,330,946
Outsourced processing cost	10,333,545	10,377,087	8,641,448
Electricity and water expenses	1,200,587	1,099,970	936,360
Depreciation	3,530,770	3,325,088	3,204,744
Amortization	453,689	498,193	488,835
Freight and custody expenses	2,594,589	2,297,544	3,077,044
Sales commissions	102,114	68,138	75,012
Loss on disposal of property, plant and equipment	85,149	125,823	111,082
Impairment loss on property, plant and equipment	608,122	275,846	213,183
Impairment loss on intangible assets	47,993	129,907	370,663
Donations	75,261	67,393	80,558
Other expenses	5,429,250	5,615,703	5,058,849
Expenses by nature	72,394,685	74,720,537	81,259,091
Wages and salaries	4,769,925	4,375,123	4,024,805
Expenses related to post-employment benefits	305,696	285,648	306,141
Employee benefits expenses	₩ 5,075,621	₩ 4,660,771	₩ 4,330,946